Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	Aberdeen Funds
Entity Central Index Key	0001413594
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 15, 2019
Document Effective Date	Nov. 15, 2019
Prospectus Date	Nov. 15, 2019
Aberdeen Global Absolute Return Strategies Fund (formerly, Aberdeen Global Unconstrained Fixed Income Fund) | Institutional Service Class
Prospectus:
Trading Symbol	CGFIX
Aberdeen Global Absolute Return Strategies Fund (formerly, Aberdeen Global Unconstrained Fixed Income Fund) | Class R
Prospectus:
Trading Symbol	AGCRX
Aberdeen Global Absolute Return Strategies Fund (formerly, Aberdeen Global Unconstrained Fixed Income Fund) | Class C
Prospectus:
Trading Symbol	CGBCX
Aberdeen Global Absolute Return Strategies Fund (formerly, Aberdeen Global Unconstrained Fixed Income Fund) | Class A
Prospectus:
Trading Symbol	CUGAX
Aberdeen Global Absolute Return Strategies Fund (formerly, Aberdeen Global Unconstrained Fixed Income Fund) | Institutional Class
Prospectus:
Trading Symbol	AGCIX